Investments 1 (Details) (Transactis, Inc. [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Transactis, Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	15.50%
Equity Method Investment, Aggregate Cost	$ 7.0